Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Due from merchant credit card processor, reserve for charge-backs	$ 41,355	$ 2,500	$ 2,500
Accounts receivable, allowance for doubtful accounts	228,856	369,731	256,833
Property and equipment, accumulated depreciation	158,238	84,314	27,879
Intangible assets, accumulated amortization	22,177	0
Senior convertible notes payable debt discount net	781,250	1,093,750	0
Convertible Notes, debt discount	$ 49,421	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	33,635,758	16,761,911	16,214,528
Common stock, shares outstanding	33,635,758	16,761,911	16,214,528